Loss for the year	12 Months Ended
Jun. 30, 2022
Loss For Year [Abstract]
Loss for the year

Note 5 Loss for the year

Loss before income tax includes the following specific expenses:

	Year Ended June 30,
	2022	2021	2020
Share-based payments expense^
Performance rights granted	$15,299,627	$2,952,676	$78,362
Share rights granted	3,615,341	—	6,291,510
Options granted	1,275,570	2,995,856	1,189,081
Total share-based compensation expense	$20,190,538	$5,948,532	$7,558,953
^ Refer to note 28 for further information regarding share-based payments.
Borrowing costs
Interest accrued on loan notes	—	—	3,062,598
Loss on redemption of loan notes	—	—	1,765,353
Unwinding of fair value gain	55,728	40,547	48,377
Interest accrued on borrowings	2,031,135	188,847	454,633
Total borrowing costs	$2,086,863	$229,394	$5,330,961
Impairment losses
Fixed assets written off1	—	2,764,940	—
Total impairment losses	$—	$2,764,940	$—

[1]Impairments recognized during the prior period relate to the redundant furnace technology which has been replaced with new proprietary furnace technology under the Group’s strategic alliance with US-based Harper International Corporation. This amount represents the net book value of fixed assets written off.

	Year ended June 30,
Administrative and other expenses	2022	2021	2020
Insurance	$5,300,985	$383,941	$234,544
Legal fees	1,967,564	263,532	558,745
Occupancy expenses	2,385,890	23,038	79,948
Consulting fees	2,280,680	683,856	259,992
Other	4,800,904	2,591,462	1,606,169
Total administrative and other expenses	$16,736,023	$3,945,829	$2,739,398